Statements of Cash flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss) attributable to Nam Tai shareholders	$ (25,588)	$ 297	$ 66,921
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Depreciation	1,609	351	355
Share-based compensation expenses	309	1,536	547
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	3,072	21,656	(10,030)
(Decrease) increase in accrued expenses and other payables	(21,781)	(8,891)	15,340
Net cash provided by (used in) operating activities	(10,360)	82,042	109,771
Cash flows from investing activities:
Net cash (used in) provided by investing activities	141,244	(140,383)	(66,928)
Cash flows from financing activities:
Share repurchase program	(17,561)
Dividend paid	(3,581)	(27,093)	(12,545)
Proceeds from shares issued on exercise of options	89	2,598
Net cash (used in) provided by financing activities	18,947	(32,877)	(4,163)
Cash and cash equivalents at beginning of year	68,707	157,838	118,510
Cash and cash equivalents at end of year	212,760	68,707	157,838
Parent Company
Cash flows from operating activities:
Net income (loss) attributable to Nam Tai shareholders	(25,588)	297	66,921
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(105,830)	17,476	(47,246)
Depreciation		111	266
Share-based compensation expenses	309	1,536	547
Cancellation of loan and interest owing by subsidiary	133,354
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	(1,197)	(2,553)	228
(Decrease) increase in accrued expenses and other payables	53	(929)	(443)
Net cash provided by (used in) operating activities	1,101	15,938	20,273
Cash flows from investing activities:
Increase in short term investment	(8,530)	(15,793)	(14,357)
Decrease (increase) in amounts due from subsidiaries	4,046	(3,683)	8,979
Net cash (used in) provided by investing activities	(4,484)	(19,476)	(5,378)
Cash flows from financing activities:
Proceeds from bank loan	40,000
Share repurchase program	(17,561)
Dividend paid	(3,581)	(27,093)	(12,545)
Proceeds from shares issued on exercise of options	89	2,598
Net cash (used in) provided by financing activities	18,947	(24,495)	(12,545)
Net increase (decrease) in cash and cash equivalents	15,564	(28,033)	2,350
Cash and cash equivalents at beginning of year	40,535	68,568	66,218
Cash and cash equivalents at end of year	$ 56,099	$ 40,535	$ 68,568